Income taxes - Additional Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 21, 2021	Dec. 31, 2019	Dec. 31, 2018
Operating Loss Carryforwards [Line Items]
Deferred tax assets, valuation allowance	$ 47,420	$ 19,362	$ 47,400
Valuation allowance, period increase (decrease)	28,000	6,800
Unrecognized tax benefits	18,533	$ 971		$ 651	$ 180
Unrecognized tax benefits that would impact effective tax rate	$ 100
Income tax description	As of December 31, 2021, federal net operating loss carryforwards generated after December 31, 2017 will be carried forward indefinitely and the state net operating loss carryforward begins expiring in 2035 through 2040	As of December 31, 2020, the federal net operating loss carryforward begins expiring in 2035 through 2040, and the state net operating loss carryforward begins expiring in 2035 through 2040
Maximum [Member]
Operating Loss Carryforwards [Line Items]
Business credit maximum offset	$ 5,000
Recognizes business income	1,000
Domestic Tax Authority | Federal
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	224,400	$ 49,500
Domestic Tax Authority | Federal | Research Tax Credit Carryforward
Operating Loss Carryforwards [Line Items]
Research and development tax credit	4,000	2,100
Domestic Tax Authority | Federal | Operating Loss Carryforwards Expiration Year, Unlimited
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	215,900	49,500
State and Local Jurisdiction | California Franchise Tax Board
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	146,800	70,000
State and Local Jurisdiction | California Franchise Tax Board | Research Tax Credit Carryforward
Operating Loss Carryforwards [Line Items]
Research and development tax credit	$ 2,300	$ 100